Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Purchase of investments other than investments accounted for using equity method	$ 2,500
Financial assets, at fair value	2,333	$ 1,258
Interest revenue for financial assets measured at amortised cost	7,658	1,396	$ 3,199
Interest expense for financial liabilities measured at amortised cost	77,510	42,482	24,379
Realized gain (loss) on derivatives	0	0	$ 554
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,333	0
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,333	0
Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,333	$ 0